DERIVATIVES FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE INSTRUMENTS IN CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
	Contract notional	Fair value
As of December 31, 2025	amount	Assets	Liabilities
Derivatives not held for hedging:
- Currency forwards	$126,231,800	$-	$74,765

SCHEDULE OF DERIVATIVE INSTRUMENTS

The net fair values of the derivatives as of December 31, 2024 and 2025 are denominated in the following currencies:

	As of December 31,
	2024	2025
Chinese Yuan	$-	$143,631
Sterling Pound	-	(133,674)
Euro	-	(84,722)
	$-	$(74,765)